Segmental analysis (Details) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Segmental analysis
Service revenue	€ 18,418	€ 18,544
Equipment revenue	2,135	2,498
Revenue from contracts with customers	20,553	21,042
Interest revenue	59	78
Other	815	819
Adjusted EBITDA	7,023	7,105
Total segment revenue	21,427	21,939
Europe
Segmental analysis
Service revenue	14,617	14,120
Equipment revenue	1,575	1,759
Revenue from contracts with customers	16,192	15,879
Interest revenue	52	74
Other	339	272
Adjusted EBITDA	5,638	5,348
Total segment revenue	16,583	16,225
Germany
Segmental analysis
Service revenue	5,723	4,961
Equipment revenue	466	495
Revenue from contracts with customers	6,189	5,456
Interest revenue	6	14
Other	176	120
Adjusted EBITDA	2,844	2,352
Total segment revenue	6,371	5,590
Italy
Segmental analysis
Service revenue	2,249	2,424
Equipment revenue	216	256
Revenue from contracts with customers	2,465	2,680
Interest revenue	5	4
Other	36	25
Adjusted EBITDA	800	1,006
Total segment revenue	2,506	2,709
UK
Segmental analysis
Service revenue	2,401	2,451
Equipment revenue	509	598
Revenue from contracts with customers	2,910	3,049
Interest revenue	24	34
Other	49	68
Adjusted EBITDA	636	658
Total segment revenue	2,983	3,151
Spain
Segmental analysis
Service revenue	1,880	1,966
Equipment revenue	132	157
Revenue from contracts with customers	2,012	2,123
Interest revenue	8	13
Other	30	25
Adjusted EBITDA	488	460
Total segment revenue	2,050	2,161
Other Europe
Segmental analysis
Service revenue	2,411	2,392
Equipment revenue	252	253
Revenue from contracts with customers	2,663	2,645
Interest revenue	9	9
Other	48	36
Adjusted EBITDA	870	872
Total segment revenue	2,720	2,690
Eliminations
Segmental analysis
Service revenue	(47)	(74)
Revenue from contracts with customers	(47)	(74)
Other		(2)
Total segment revenue	(47)	(76)
Vodacom
Segmental analysis
Service revenue	1,949	2,217
Equipment revenue	335	416
Revenue from contracts with customers	2,284	2,633
Interest revenue	7	2
Other	132	99
Adjusted EBITDA	891	1,019
Total segment revenue	2,423	2,734
Other Markets
Segmental analysis
Service revenue	1,679	2,024
Equipment revenue	212	299
Revenue from contracts with customers	1,891	2,323
Interest revenue		2
Other	7	26
Adjusted EBITDA	613	755
Total segment revenue	1,898	2,351
Eliminations
Segmental analysis
Service revenue	(46)	(57)
Revenue from contracts with customers	(46)	(57)
Other	(87)	(101)
Total segment revenue	(133)	(158)
Common Functions
Segmental analysis
Service revenue	219	240
Equipment revenue	13	24
Revenue from contracts with customers	232	264
Other	424	523
Adjusted EBITDA	(119)	(17)
Total segment revenue	€ 656	€ 787